Bank Loan Payable (Details Narrative)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 EUR (€)
Principal payments					$ 19,942	€ 18,076		$ 11,000	€ 9,760
Bank Loan								$ 580,000	€ 500,000
Bank Loan [Member]
Proceeds for notes payable			$ 545,000	€ 500,000
Number of payments			57	57
Payments on Loan	$ 131,163	€ 117,120
Principal payments	123,769						€ 110,518
Principal payments			$ 9,760
Interest payments	$ 7,394	€ 6,602